Disclosure of Disaggregation of Revenue From Contracts With Customers (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	$ 848		$ 4,468		$ 8,808		$ 8,665		$ 7,586	[1]
Income from right of use	64	[2]	203	[2]	456	[3]	436	[3]	406	[3]
Management fee and other income	35	[2]	37	[2]	75	[3]	71	[3]	73	[3]
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	(8)	[4]	(8)	[4]	(15)	[5]	(15)	[5]	(15)	[5],[6]
The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	343		1,751		3,510		3,474		2,924	[1]
Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	180		1,060		2,052		2,153		1,916	[1]
The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	118		868		1,650		1,533		1,395	[1]
The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	126		435		877		719		587	[6]
Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	76		307		628		650		626	[1]
Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	13		55		106		151		153	[1]
Casino [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	625		3,586		7,018		6,816		5,880	[1]
Casino [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	[4]	0	[4]	0	[7]	0	[7]	0	[1],[7]
Casino [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256		1,438		2,875		2,829		2,362	[1]
Casino [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	124		803		1,541		1,622		1,433	[1]
Casino [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85		730		1,376		1,265		1,120	[1]
Casino [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	91		335		650		502		391	[1]
Casino [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	69		280		576		598		574	[1]
Casino [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0		0		0		0		0	[1]
Rooms [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71		364		731		734		651	[1]
Rooms [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	[4]	0	[4]	0	[7]	0	[7]	0	[1],[7]
Rooms [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22		110		222		223		179	[1]
Rooms [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27		161		320		331		291	[1]
Rooms [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14		64		130		124		128	[1]
Rooms [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5		20		41		39		34	[1]
Rooms [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3		9		18		17		19	[1]
Rooms [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0		0		0		0		0	[1]
Mall [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	99	[2],[8]	240	[2],[8]	531	[3]	507	[3]	479	[1],[3]
Mall [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	(1)	[2],[4],[8]	(1)	[2],[4],[8]	(1)	[3],[7]	(1)	[3],[7]	(1)	[1],[3],[7]
Mall [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	47	[2],[8]	118	[2],[8]	254	[3]	234	[3]	220	[1],[3]
Mall [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	16	[2],[8]	32	[2],[8]	71	[3]	69	[3]	63	[1],[3]
Mall [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	10	[2],[8]	27	[2],[8]	53	[3]	57	[3]	66	[1],[3]
Mall [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	26	[2],[8]	62	[2],[8]	151	[3]	145	[3]	131	[1],[3]
Mall [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	1	[2],[8]	2	[2],[8]	3	[3]	3	[3]	0	[1],[3]
Mall [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenues	0	[2],[8]	0	[2],[8]	0	[3]	0	[3]	0	[1],[3]
Food and Beverage [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27		154		298		304		292	[1]
Food and Beverage [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	[4]	0	[4]	0	[7]	0	[7]	0	[1],[7]
Food and Beverage [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6		39		73		81		74	[1]
Food and Beverage [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9		50		97		102		102	[1]
Food and Beverage [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6		35		70		65		61	[1]
Food and Beverage [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4		16		31		29		28	[1]
Food and Beverage [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2		14		27		27		27	[1]
Food and Beverage [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0		0		0		0		0	[1]
Convention, Ferry, Retail and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26		124		230		304		284	[1]
Convention, Ferry, Retail and Other [Member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(7)	[4]	(7)	[4]	(14)	[7]	(14)	[7]	(14)	[1],[7]
Convention, Ferry, Retail and Other [Member] | The Venetian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12		46		86		107		89	[1]
Convention, Ferry, Retail and Other [Member] | Sands Cotai Central [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4		14		23		29		27	[1]
Convention, Ferry, Retail and Other [Member] | The Parisian Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3		12		21		22		20	[1]
Convention, Ferry, Retail and Other [Member] | The Plaza Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0		2		4		4		3	[1]
Convention, Ferry, Retail and Other [Member] | Sands Macao [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1		2		4		5		6	[1]
Convention, Ferry, Retail and Other [Member] | Ferry and Other Operations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 13		$ 55		$ 106		$ 151		$ 153	[1]

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Of this amount, US$64 million and US$35 million (six months ended June 30, 2019: US$203 million and US$37 million) are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IFRS 16 Leases.
[3]	Of this amount, US$406 million and US$73 million for the year ended December 31, 2017, US$436 million and US$71 million for the year ended December 31, 2018, and US$456 million and US$75 million for the year ended December 31, 2019 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IAS 17 Leases for the years ended December 31, 2017 and 2018 and IFRS 16 Leases for the year ended December 31, 2019. All other revenue are recognized in accordance with IFRS 15 Revenue from contracts with customers.
[4]	Inter-segment revenues are charged at prevailing market rates.
[5]	Inter-segment revenues are charged at prevailing market rates.
[6]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[7]	Inter-segment revenues are charged at prevailing market rates.
[8]	For the six months ended June 30, 2020, rent concessions of US$135 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.